Income and other taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax recovery (expense):
Current period before undernoted items	$ (38,953)	$ (117,496)
Benefit from unrecognised loss carry forwards	0	23,860
Adjustments to prior years	144	2,609
Current tax recovery (expense)	(38,809)	(91,027)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	31,389	(56,258)
Adjustments to prior years	(138)	(2,331)
Changes in tax rates	2,141	35
Other	943	(3,910)
Deferred tax recovery (expense)	34,335	(62,464)
Tax (expense)	$ (4,474)	$ (153,491)